Capital Lease Obligations (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Capital Lease Obligations (Textual)
Depreciation expense		$ 130,000	$ 156,000
Madison Funding [Member] | Furniture and Fixtures [Member]
Capital Lease Obligations (Textual)
Monthly minimum lease payments	$ 3,000
Lease term description	The lease term is from March 2014 through February 2019. Monthly minimum lease payments are $3,000 and the lease required a security deposit of $14,000. The Company exercised the buy-out option and the lease was paid in full on January 27, 2016.
Security deposit	$ 14,000
Cambridge TelCom Services, Inc [Member] | Equipment [Member]
Capital Lease Obligations (Textual)
Monthly minimum lease payments	$ 13,000
Lease term description	November 2014 through April 2019.